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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Cincinnati Insurance Company
Address:  6200 South Gilmore Road
          Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   Kenneth W. Stecher
Title:  Chief Financial Officer
Phone:  (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher              Fairfield, Ohio          August 10, 2007
-------------------------------     --------------------     -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                      1

Form 13F Information Table Entry Total                54

Form 13F Information Table Value Total         4,374,979
                                              (thousands)

List of Other Included Managers

     No.   File No.     Name

     01    028-10798    Cincinnati Financial Corporation

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                                           COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
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                                                                              SHARES/  SH/  INVESTMENT
ISSUER                                  TITLE OF CLASS   CUSIP    FMV (000)  PRINCIPAL PRN     DIS      OTH MGRS SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                           COMMON          001204106    12,233    302,200 SH  SHARED-OTHER    01     --    302,200  --
ALLIANCEBERNSTEIN                       COMMON          01881G106   178,413  2,048,600 SH  SHARED-OTHER    01     --  2,048,600  --
ALLIED WASTE INDUSTRIES INC             CONVERTIBLE DEB 019589AD2     4,829  5,050,000 PRN SHARED-OTHER    01     --         --  --
AMERICAN RIVER BANKSHARES               COMMON          029326105     2,221     93,700 SH  SHARED-OTHER    01     --     93,700  --
ARTHUR J GALLAGHER                      COMMON          363576109       315     11,300 SH  SHARED-OTHER    01     --     11,300  --
BB & T CORP                             COMMON          054937107     7,680    188,800 SH  SHARED-OTHER    01     --    188,800  --
BOSTON PROPERTIES INC                   CONVERTIBLE DEB 10112RAK0     5,836  6,250,000 PRN SHARED-OTHER    01     --         --  --
CHEVRON CORPORATION                     COMMON          166764100    83,263    988,400 SH  SHARED-OTHER    01     --    988,400  --
CONOCOPHILLIPS                          COMMON          20825C104    27,475    350,000 SH  SHARED-OTHER    01     --    350,000  --
CRESCENT REAL ESTATE $1.6875 CV PFD     CONVERTIBLE PFD 225756204     3,729    150,000 SH  SHARED-OTHER    01     --         --  --
DUKE ENERGY CORP                        COMMON          26441C105    30,118  1,645,800 SH  SHARED-OTHER    01     --  1,645,800  --
EQUITABLE RESOURCES INC                 COMMON          294549100    29,736    600,000 SH  SHARED-OTHER    01     --    600,000  --
EQUITY RESIDENTIAL                      CONVERTIBLE DEB 26884AAV5     4,776  4,800,000 PRN SHARED-OTHER    01     --         --  --
EXXON MOBIL CORPORATION                 COMMON          30231G102   296,499  3,534,800 SH  SHARED-OTHER    01     --  3,534,800  --
FIFTH THIRD BANCORP                     COMMON          316773100 1,715,533 43,136,352 SH  SHARED-OTHER    01     -- 43,136,352  --
FORTUNE BRANDS INC                      COMMON          349631101    28,830    350,000 SH  SHARED-OTHER    01     --    350,000  --
GENERAL ELECTRIC CO                     COMMON          369604103    66,990  1,750,000 SH  SHARED-OTHER    01     --  1,750,000  --
GENUINE PARTS CO                        COMMON          372460105    51,187  1,032,000 SH  SHARED-OTHER    01     --  1,032,000  --
GLIMCHER REALTY TRUST                   COMMON          379302102     2,500    100,000 SH  SHARED-OTHER    01     --    100,000  --
HUNTINGTON BANCSHARES INC               COMMON          446150104    29,503  1,297,419 SH  SHARED-OTHER    01     --  1,297,419  --
HUTCHINSON TECH                         CONVERTIBLE DEB 448407AF3     2,144  2,500,000 PRN SHARED-OTHER    01     --         --  --
JOHNSON & JOHNSON                       COMMON          478160104   155,596  2,525,085 SH  SHARED-OTHER    01     --  2,525,085  --
KAMAN CORP CV DEB                       CONVERTIBLE DEB 483548AC7     2,154  1,642,899 PRN SHARED-OTHER    01     --         --  --
KELLWOOD CORP                           CONVERTIBLE DEB 488044AF5     7,936  8,650,000 PRN SHARED-OTHER    01     --         --  --
LIBERTY MEDIA CORP                      CONVERTIBLE DEB 530715AR2     9,318 10,930,000 PRN SHARED-OTHER    01     --         --  --
LINCOLN NATIONAL CORP                   COMMON          534187109    23,120    325,869 SH  SHARED-OTHER    01     --    325,869  --
LINEAR TECHNOLOGY CORP                  COMMON          535678106     9,436    260,800 SH  SHARED-OTHER    01     --    260,800  --
MEDTRONIC INC                           COMMON          585055106    29,055    560,250 SH  SHARED-OTHER    01     --    560,250  --
MICROCHIP TECHNOLOGY INC                COMMON          595017104    11,112    300,000 SH  SHARED-OTHER    01     --    300,000  --
NATIONAL CITY CORPORATION               COMMON          635405103   234,073  7,025,000 SH  SHARED-OTHER    01     --  7,025,000  --
NEW YORK COMMUNITY BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307     4,545     95,000 SH  SHARED-OTHER    01     --         --  --
NORAM ENERGY CORP CV DEB                CONVERTIBLE DEB 655419AC3    11,921 11,980,650 PRN SHARED-OTHER    01     --         --  --
OMNICARE INC                            CONVERTIBLE DEB 681904AL2     5,979  7,150,000 PRN SHARED-OTHER    01     --         --  --
PARTNERRE LTD                           COMMON          G6852T105     2,696     34,784 SH  SHARED-OTHER    01     --     34,784  --
PEABODY ENERGY CORP                     CONVERTIBLE DEB 704549AG9     2,641  2,500,000 PRN SHARED-OTHER    01     --         --  --
PEPSICO INC                             COMMON          713448108    50,291    775,500 SH  SHARED-OTHER    01     --    775,500  --
PFIZER INC                              COMMON          717081103    23,780    930,000 SH  SHARED-OTHER    01     --    930,000  --
PIEDMONT NATURAL GAS                    COMMON          720186105    73,605  2,986,000 SH  SHARED-OTHER    01     --  2,986,000  --
PNC FINANCIAL SERVICES GROUP            COMMON          693475105   129,560  1,810,000 SH  SHARED-OTHER    01     --  1,810,000  --
PROCTER & GAMBLE CORPORATION            COMMON          742718109   355,208  5,805,000 SH  SHARED-OTHER    01     --  5,805,000  --
REINSURANCE GROUP OF AMERICA
5.75% PIERS                             CONVERTIBLE PFD 759351307     8,232    109,400 SH  SHARED-OTHER    01     --         --  --
SCHERING-PLOUGH CORP                    CONVERTIBLE PFD 806605606    11,283    164,000 SH  SHARED-OTHER    01     --         --  --
SCIELE PHARMA INC                       CONVERTIBLE DEB 808627AA1     1,683  1,650,000 PRN SHARED-OTHER    01     --         --  --
SEACOR SMITH INC NOTES                  CONVERTIBLE DEB 811904AH4     4,159  3,000,000 PRN SHARED-OTHER    01     --         --  --
SIERRA BANCORP                          COMMON          82620P102     2,503     88,750 SH  SHARED-OTHER    01     --     88,750  --
SKY FINANCIAL GROUP INC                 COMMON          83080P103    25,772    925,050 SH  SHARED-OTHER    01     --    925,050  --
SPECTRA ENERGY CORP                     COMMON          847560109    21,362    822,900 SH  SHARED-OTHER    01     --    822,900  --
SYSCO CORP                              COMMON          871829107       231      7,000 SH  SHARED-OTHER    01     --      7,000  --
U S BANCORP                             COMMON          902973304   176,487  5,356,220 SH  SHARED-OTHER    01     --  5,356,220  --
VORNADO REALTY TRUST                    CONVERTIBLE DEB 929043AE7     9,011  9,290,000 PRN SHARED-OTHER    01     --         --  --
WACHOVIA CORP                           COMMON          929903102    72,734  1,419,200 SH  SHARED-OTHER    01     --  1,419,200  --
WELLS FARGO & CO                        COMMON          949746101   121,864  3,465,000 SH  SHARED-OTHER    01     --  3,465,000  --
WEST PHARMACEUTICAL                     CONVERTIBLE DEB 955306AA3     5,460  5,200,000 PRN SHARED-OTHER    01     --         --  --
WYETH                                   COMMON          983024100   188,362  3,285,000 SH  SHARED-OTHER    01     --  3,285,000  --

                                                                  4,374,979

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